Deferred Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2013
Details
Tax benefit computed at U.S. statutory rates	$ (229,000)	$ (205,000)
Increases (decreases) in taxes resulting from:
Non-deductible items	145,000	22,000
Change in valuation allowance	91,000	198,000
State taxes	(7,000)	(15,000)
Total	$ 0	$ 0